AB Select US Equity Portfolio
AB SELECT US EQUITY PORTFOLIO
INVESTMENT OBJECTIVE
The Fund's investment objective is long-term growth of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AB Mutual Funds. More information about these and other discounts is available from your financial intermediary and in Investing in the Funds--Sales Charge Reduction Programs for Class A Shares on page 55 of this Prospectus and in Purchase of Shares--Sales Charge Reduction Programs for Class A Shares on page 120 of the Fund's Statement of Additional Information ("SAI").
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - AB Select US Equity Portfolio	CLASS A SHARES		CLASS C SHARES		ADVISOR CLASS SHARES	CLASS R SHARES	CLASS K SHARES	CLASS I SHARES
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.25%		none		none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	none	[1]	1.00%	[2]	none	none	none	none
Exchange Fee	none		none		none	none	none	none
[1]	Purchases of Class A shares in amounts of $1,000,000 or more, or by certain group retirement plans, may be subject to a 1%, 1-year contingent deferred sales charge, or CDSC, which may be subject to waiver in certain circumstances.
[2]	For Class C shares, the CDSC is 0% after the first year.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - AB Select US Equity Portfolio		CLASS A	CLASS C	ADVISOR CLASS	CLASS R	CLASS K	CLASS I
Management Fees		1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none	0.50%	0.25%	none
Other Expenses: Transfer Agent		0.03%	0.04%	0.03%	0.07%	0.18%	0.07%
Other Expenses		0.17%	0.15%	0.16%	0.15%	0.16%	0.15%
Total Other Expenses		0.20%	0.19%	0.19%	0.22%	0.34%	0.22%
Total Annual Fund Operating Expenses		1.45%	2.19%	1.19%	1.72%	1.59%	1.22%
Fee Waiver and/or Expense Reimbursement	[1]	none	none	none	none	(0.04%)	none
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.45%	2.19%	1.19%	1.72%	1.55%	1.22%
[1]	The Adviser has agreed to waive its management fees and/or to bear expenses of the Fund through October 31, 2016 to the extent necessary to prevent Total Fund Operating Expenses, on an annualized basis, from exceeding 1.55% on Class A shares; 2.30% on Class C shares; 1.30% on Advisor Class shares; 1.80% on Class R shares, 1.55% on Class K shares or 1.30% on Class I Shares (excluding acquired fund fees and expenses other than the advisory fees of any AB Mutual Funds in which the Fund may invest, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs). The fee waiver and/or expense reimbursement agreement will be automatically extended for one-year periods unless terminated by the Adviser upon 60 days' notice to the Fund prior to that date.

EXAMPLES
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund's operating expenses stay the same and that the fee waiver remains in effect only for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - AB Select US Equity Portfolio - USD ($)	CLASS A	CLASS C		ADVISOR CLASS	CLASS R	CLASS K	CLASS I
After 1 Year	$ 566	$ 322	[1]	$ 121	$ 175	$ 158	$ 124
After 3 Years	864	685		378	542	498	387
After 5 Years	1,183	1,175		654	933	862	670
After 10 Years	$ 2,087	$ 2,524		$ 1,443	$ 2,030	$ 1,886	$ 1,477
[1]	If you did not redeem your shares at the end of the period, your expenses would be decreased by approximately $100.

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Fund Operating Expenses or in the Examples, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 348% of the average value of its portfolio.
PRINCIPAL STRATEGIES
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of U.S. companies. For purposes of this requirement, equity securities include common stock, preferred stock and derivatives related to common and preferred stocks.

The Adviser selects investments for the Fund through an intensive "bottom-up" approach that places an emphasis on companies that are engaged in business activities with solid long-term growth potential and operating in industries with high barriers to entry, that have strong cash flows and other financial metrics, and that have transparent financial statements and business models. The Adviser also evaluates the quality of company management based on a series of criteria, including: (1) management's focus on shareholder returns, such as through a demonstrated commitment to dividends and dividend growth, share buybacks or other shareholder-friendly corporate actions; (2) management's employment of conservative accounting methodologies; (3) management incentives, such as direct equity ownership; and (4) management accessibility. The Adviser seeks to identify companies where events or catalysts may drive the company's share price higher, such as earnings and/or revenue growth above consensus forecasts, potential market recognition of undervaluation or overstated market-risk discount, or the institution of shareholder-focused changes discussed in the preceding sentence. In light of this catalyst-focused approach, the Adviser expects to engage in active and frequent trading for the Fund. The Adviser may reduce or eliminate the Fund's holdings in a company's securities for a number of reasons, including if its evaluation of the above factors changes adversely, if the anticipated events or catalysts do not occur or do not affect the price of the securities as expected, or if the anticipated events or catalysts do occur and cause the securities to be, in the Adviser's view, overvalued or fully valued. At any given time the Fund may emphasize growth stocks over value stocks, or vice versa.

The Fund's investments will be focused on securities of companies with large and medium market capitalizations, but it may also invest in securities of small-capitalization companies. The Adviser anticipates that the Fund's portfolio normally will include between 30-80 companies. The Fund may invest in non-U.S. companies, but will limit its investments in such companies to no more than 10% of its net assets. The Fund may purchase securities in initial public offerings and expects to do so on a regular basis.
PRINCIPAL RISKS
  MARKET RISK: The value of the Fund's assets will fluctuate as the stock, bond or currency markets fluctuate. The value of the Fund's investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market.
  CAPITALIZATION RISK: Investments in small- and mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in these companies may have additional risks because these companies may have limited product lines, markets or financial resources.
  ACTIVE TRADING RISK: The Fund expects to engage in active and frequent trading of its portfolio securities and its portfolio turnover rate may greatly exceed 100%. A higher rate of portfolio turnover increases transaction costs, which may negatively affect the Fund's return. In addition, a high rate of portfolio turnover may result in substantial short-term gains, which may have adverse tax consequences for Fund shareholders.
  MANAGEMENT RISK: The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results.
As with all investments, you may lose money by investing in the Fund.
BAR CHART AND PERFORMANCE INFORMATION
The bar chart and performance information provide an indication of the historical risk of an investment in the Fund by showing:
  how the Fund's performance changed from year to year over the life of the Fund; and
  how the Fund's average annual returns for one year and since inception compare to those of a broad-based securities market index.
You may obtain updated performance information on the Fund's website at www.ABglobal.com (click on "Menu--Americas--Individual Investors--US (US Citizens)", then "Investments--Products and Performance--Mutual Funds").

The Fund's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
BAR CHART
The annual returns in the bar chart are for the Fund's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. Through September 30, 2015, the year-to-date unannualized return for Class A shares was -4.68%.

During the period shown in the bar chart, the Fund's: BEST QUARTER WAS UP 11.62% FOR THE 1ST QUARTER 2012; AND WORST QUARTER WAS DOWN -2.62% FOR THE 2ND QUARTER 2012.
PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2014)
Average Annual Total Returns - AB Select US Equity Portfolio		1 YEAR	SINCE INCEPTION [2]	INCEPTION DATE
CLASS A	[1]	7.95%	18.48%	Dec. 08, 2011
CLASS A | Return After Taxes on Distributions	[1]	4.73%	16.66%	Dec. 08, 2011
CLASS A | Return After Taxes on Distributions and Sale of Fund Shares	[1]	4.89%	13.85%	Dec. 08, 2011
CLASS C		11.01%	19.32%	Dec. 08, 2011
ADVISOR CLASS		13.23%	20.55%	Dec. 08, 2011
CLASS R		12.58%	19.90%	Dec. 08, 2011
CLASS K		12.77%	20.14%	Dec. 08, 2011
CLASS I		13.14%	20.49%	Dec. 08, 2011
S&P 500 Index (reflects no deduction for fees, expenses or taxes)		13.69%	20.72%
[1]	After-tax returns: -Are shown for Class A shares only and will vary for the other Classes of shares because these Classes have different expense ratios; -Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and -Are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[2]	Inception date for all Classes is 12/8/11.